Related Party Transactions - Related Party Loans & Administrative Services Agreement (Details) - USD ($)	3 Months Ended		6 Months Ended		10 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Feb. 24, 2021
Related Party Transaction [Line Items]
Outstanding balance of related party note	$ 145,675,000		$ 145,675,000		$ 207,153,000	$ 146,948,000
Fifth Wall Acquisition Corp. III [Member]
Related Party Transaction [Line Items]
General and administrative expenses—related party	$ 52,500	$ 75,000	$ 105,000	$ 105,000	74,000	$ 210,000
Related Party Loans [Member] | Fifth Wall Acquisition Corp. III [Member]
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note							$ 300,000
Related Party Loans [Member] | Initial Public Offering [Member] | Fifth Wall Acquisition Corp. III [Member]
Related Party Transaction [Line Items]
Aggregate amount							$ 109,000
Working Capital Loans [Member] | Fifth Wall Acquisition Corp. III [Member]
Related Party Transaction [Line Items]
Conversion price per share	$ 10		$ 10			$ 10
Amount of reimbursed or accrued	$ 0		$ 0		0	$ 0
Working Capital Loans [Member] | Related Party [Member] | Fifth Wall Acquisition Corp. III [Member]
Related Party Transaction [Line Items]
Outstanding balance of related party note	0		0		0	0
Working Capital Loans [Member] | Maximum [Member] | Fifth Wall Acquisition Corp. III [Member]
Related Party Transaction [Line Items]
Repayment of promissory note - related party			1,500,000			1,500,000
Administrative Service Agreement [Member] | Related Party [Member] | Fifth Wall Acquisition Corp. III [Member]
Related Party Transaction [Line Items]
General and administrative expenses—related party	53,000	$ 75,000	105,000	$ 105,000	74,000	210,000
Outstanding for services under administrative services agreement	$ 337,000		337,000		74,000	$ 284,000
Administrative Service Agreement [Member] | Maximum [Member] | Fifth Wall Acquisition Corp. III [Member]
Related Party Transaction [Line Items]
Expenses per month			$ 17,500		$ 17,500